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       FUNDS

INSURANCE SERIES FUND
SEMI-ANNUAL REPORT JUNE 30, 2001



o PBHG SMALL CAP GROWTH PORTFOLIO



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PBHG SMALL CAP GROWTH PORTFOLIO

Dear Shareholder,

The year 2001 started on a generally buoyant note, propelled by the still strong economy, a new president, a record budget surplus and inflation seemingly at bay. Although Internet stock valuations had already plummeted, other sectors of the economy seemed to hold fast. By March, however, the flagging economy infected almost every segment, bursting earnings bubbles across the map. The harsh reality of lower earnings spread to virtually every sector, even those perceived to be immune to the economic cycle. As we pass the half-year mark, the economy's symptoms show no signs of abating in the very near term and Europe seems to be catching a bit of the same cold. The cyclical flavor of recent performance suggests a market still searching for recovery on the horizon. The latest economic data seem to indicate that the downturn may at least be stabilizing, although some indications to the contrary still remain.

PERFORMANCE DISCUSSION

The second quarter was by all accounts a mixed bag. The market witnessed the first real signs that the energy boom may be running out of gas - good for those worried about inflationary pressures, bad for those tied to commodity prices. Technology posted gains in April, but sidestepped in May and June. Fortunately, consumer spending, which accounts for roughly two-thirds of gross domestic product, showed few signs of abating and kept the economy from sliding into a more pronounced recession. Health care stocks continued to garner investor enthusiasm, as many continued to show moderate, but stable growth rates and earnings outlooks that remained intact. PBHG Small Cap Growth Portfolio declined 0.70% for the two-month period ended June 30, 2001. The Portfolio's benchmark, the Russell 2000(R) Growth Index, returned 5.11% for the same period. While the struggles of the technology, industrial, and energy sectors had an impact on returns, much of the underperformance can be explained by normal timing and cash flow issues that can occur before a new portfolio is fully established. Such limited performance is not, in our view, a reliable indicator of the potential long-term returns of the Portfolio.

LOOKING FORWARD

Many investors are wondering where we are in the economic cycle and what investment implications that holds. The growth engines of the past decade have stalled. Those companies that seemed impervious to economic cycles have, like Icarus, flown too close to the proverbial sun. The technology sector in particular continues its painful adjustment to a world where future demand is likely to grow incrementally rather than exponentially.

As bottom-up small cap growth investors, we have had a difficult time moderating the amount of "event risk" assumed in a portfolio created from what we believe to be the country's fastest growing companies. Yet, out of the current market quagmire we are optimistic that the beginning of an outperformance cycle among small capitalization companies is emerging. Small caps, as measured by the Russell 2000(R) Index, have witnessed seven straight months of outperformance versus their large cap brethren, as measured by the S&P 500 Index. Although the past is not a guarantee of future performance, history has shown that there is a very strong correlation between the dawning of economic recovery and small cap stock outperformance. History also suggests that the Fed's medicine will eventually work. Taking this to heart, we are very encouraged by the opportunity ahead for small cap growth stocks. There is currently a tremendous amount of economic stimulus in the pipeline resulting from 275 basis points of Fed easing and tax relief and refunds. We believe there is sound reason to think that we have seen the worst. There is no way to know when the market has hit bottom, but we do know that in order to participate in the next advance, the Portfolio must be poised in the "on" position.

As investors have witnessed over the last year, the market almost always guarantees to be unpredictable. We believe our commitment to a methodical approach and the consistent application of our discipline and philosophy helps the Portfolio withstand the market's inherent temperamental nature. Thank you for your continued support and consideration.

Sincerely,


/s/ Peter J. Niedland


Peter J. Niedland, CFA


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PBHG SMALL CAP GROWTH PORTFOLIO


------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURN(1) AS OF JUNE 30, 2001
------------------------------------------------------------------------

                                               Cumulative
                                              Inception to
                                                 Date(2)
------------------------------------------------------------------------

PBHG Small Cap Growth Portfolio                  (0.70)%
------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]



SECTOR WEIGHTINGS - AT JUNE 30, 2001

Cash                                               (24%)
Consumer Cyclical                                   (7%)
Consumer Non-Cyclical                               (1%)
Health Care                                        (18%)
Industrial                                          (6%)
Services                                            (8%)
Technology                                         (36%)

% of Total Portfolio


TOP TEN HOLDINGS - JUNE 30, 2001

Cima Labs                                          1.8%
Professional Detailing                             1.8%
Myriad Genetics                                    1.7%
Krispy Kreme Doughnuts                             1.6%
Micromuse                                          1.5%
Metro One Telecommunications                       1.5%
Advent Software                                    1.5%
Albany Molecular Research                          1.5%
Digital Lightwave                                  1.4%
Mercury Interactive                                1.4%
-----------------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS                  15.7%



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PBHG SMALL CAP GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------
                                                           Market
Description                                    Shares       Value
-----------------------------------------------------------------
COMMON STOCK -- 80.1%
CONSUMER CYCLICAL -- 7.8%
AUDIO/VIDEO PRODUCTS -- 1.2%
Harman International                              100   $   3,809
Polycom*                                        1,100      25,399
                                                        ---------
                                                           29,208
-----------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.6%
Bell Microproducts*                             1,200      14,352
                                                        ---------
                                                           14,352
-----------------------------------------------------------------
E-COMMERCE/PRODUCTS -- 0.8%
1-800 Contacts*                                   800      19,832
                                                        ---------
                                                           19,832
-----------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.8%
Ann Taylor Stores*                                600      21,480
                                                        ---------
                                                           21,480
-----------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.8%
Tweeter Home Entertainment Group*                 600      21,180
                                                        ---------
                                                           21,180
-----------------------------------------------------------------
RETAIL-RESTAURANTS -- 3.1%
California Pizza Kitchen*                         500      11,625
Krispy Kreme Doughnuts*                         1,000      40,000
P.F. Chang's China Bistro*                        400      15,160
Panera Bread, Cl A*                               400      12,628
                                                        ---------
                                                           79,413
-----------------------------------------------------------------
STORAGE/WAREHOUSING -- 0.5%
Mobile Mini*                                      400      13,192
                                                        ---------
                                                           13,192
                                                        ---------
TOTAL CONSUMER CYCLICAL (COST $182,330)                   198,657
                                                        ---------
-----------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.6%
FOOD-RETAIL -- 0.6%
Whole Foods Market*                               600      16,260
                                                        ---------
                                                           16,260
                                                        ---------
TOTAL CONSUMER NON-CYCLICAL (COST $15,193)                 16,260
                                                        ---------
-----------------------------------------------------------------
HEALTH CARE -- 18.5%
DIAGNOSTIC EQUIPMENT -- 1.0%
Cytyc*                                          1,100      25,355
                                                        ---------
                                                           25,355
-----------------------------------------------------------------
DIAGNOSTIC KITS -- 1.4%
Biosite Diagnostics*                              800      35,840
                                                        ---------
                                                           35,840
-----------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 1.1%
Noven Pharmaceuticals*                            700   $  27,440
                                                        ---------
                                                           27,440
-----------------------------------------------------------------
MEDICAL INSTRUMENTS -- 2.6%
Intuitive Surgical*                             2,000      27,020
SurModics*                                        500      29,400
Techne*                                           300       9,750
                                                        ---------
                                                           66,170
-----------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 1.0%
Impath*                                           600      26,580
                                                        ---------
                                                           26,580
-----------------------------------------------------------------
MEDICAL PRODUCTS -- 0.8%
Vysis*                                            800      20,160
                                                        ---------
                                                           20,160
-----------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 5.8%
Arqule*                                           800      17,328
Inhale Therapeutic Systems*                     1,100      25,300
Integra LifeSciences*                           1,200      25,980
Invitrogen*                                       500      35,900
Myriad Genetics*                                  700      44,324
                                                        ---------
                                                          148,832
-----------------------------------------------------------------
MEDICAL-DRUGS -- 1.8%
Cima Labs*                                        600      47,100
                                                        ---------
                                                           47,100
-----------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 1.4%
Taro Pharmaceuticals Industries*                  400      35,024
                                                        ---------
                                                           35,024
-----------------------------------------------------------------
PHARMACY SERVICES -- 0.3%
Accredo Health*                                   200       7,438
                                                        ---------
                                                            7,438
-----------------------------------------------------------------
PHYSICIAN PRACTICE MANAGEMENT -- 1.3%
American Healthways*                              900      34,668
                                                        ---------
                                                           34,668
                                                        ---------
TOTAL HEALTH CARE (COST $441,008)                         474,607
                                                        ---------
-----------------------------------------------------------------
INDUSTRIAL -- 6.1%
ELECTRONIC MEASURING INSTRUMENTS -- 1.2%
Keithley Instruments                              700      14,910
Zygo*                                             700      15,575
                                                        ---------
                                                           30,485
-----------------------------------------------------------------
ENVIRONMENTAL CONSULTING & Engineering -- 1.1%
Tetra Tech*                                     1,000      27,200
                                                        ---------
                                                           27,200
-----------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.8%
Cognex*                                           600      20,310
                                                        ---------
                                                           20,310
-----------------------------------------------------------------


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PBHG SMALL CAP GROWTH PORTFOLIO


-----------------------------------------------------------------
                                                           Market
Description                                    Shares       Value
-----------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 1.1%
FEI*                                              700   $  28,700
                                                        ---------
                                                           28,700
-----------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 0.3%
Cymer*                                            300       7,587
                                                        ---------
                                                            7,587
-----------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 1.6%
C&D Technologies                                  800      24,800
Power-One*                                      1,000      16,640
                                                        ---------
                                                           41,440
                                                        ---------
TOTAL INDUSTRIAL (COST $163,101)                          155,722
                                                        ---------
-----------------------------------------------------------------

SERVICES -- 8.8%
COMMERCIAL SERVICES -- 0.6%
Icon ADR*                                         500      15,085
                                                        ---------
                                                           15,085
-----------------------------------------------------------------
COMPUTER SERVICES -- 1.3%
Manhattan Associates*                             800      31,800
                                                        ---------
                                                           31,800
-----------------------------------------------------------------
CONSULTING SERVICES -- 3.7%
Corporate Executive Board*                        800      33,600
Forrester Research*                               700      15,813
Professional Detailing*                           500      46,000
                                                        ---------
                                                           95,413
-----------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.8%
United Rentals*                                   800      20,760
                                                        ---------
                                                           20,760
-----------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.5%
Albany Molecular Research*                      1,000      38,010
                                                        ---------
                                                           38,010
-----------------------------------------------------------------
SCHOOLS -- 0.9%
Career Education*                                 400      23,960
                                                        ---------
                                                           23,960
-----------------------------------------------------------------
TOTAL SERVICES (Cost $208,367)                            225,028
                                                        ---------
-----------------------------------------------------------------
TECHNOLOGY -- 38.3%
Applications Software -- 3.9%
Actuate*                                        1,000       9,550
Caminus*                                          700      18,879
Embarcadero Technologies*                         800      17,848
MapInfo*                                          800      17,600
Mercury Interactive*                              600      35,940
                                                        ---------
                                                           99,817
-----------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.9%
Aspen Technology*                                 900      21,780
                                                        ---------
                                                           21,780
-----------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.1%
Advanced Digital Information*                   1,200   $  20,760
Sandisk*                                          300       8,367
                                                        ---------
                                                           29,127
-----------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.4%
Documentum*                                       900      11,628
eFunds*                                         1,400      26,040
Intercept Group*                                  600      22,800
                                                        ---------
                                                           60,468
-----------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 1.2%
Precise Software Solutions*                     1,000      30,700
                                                        ---------
                                                           30,700
-----------------------------------------------------------------
E-SERVICES/CONSULTING -- 1.1%
Intranet Solutions*                               600      22,830
Sapient*                                          400       3,900
                                                        ---------
                                                           26,730
-----------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.8%
Alpha Industries*                               1,000      29,550
Microsemi*                                        300      21,300
Microtune*                                        800      17,600
Pixelworks*                                       800      28,592
                                                        ---------
                                                           97,042
-----------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 5.6%
Advent Software*                                  600      38,100
Informatica*                                    1,100      19,096
JDA Software Group*                             1,300      21,593
Manugistics Group*                              1,000      25,100
Micromuse*                                      1,400      39,186
                                                        ---------
                                                          143,075
-----------------------------------------------------------------
INTERNET APPLICATIONS SOFTWARE -- 0.8%
Matrixone*                                        900      20,871
                                                        ---------
                                                           20,871
-----------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 1.1%
F5 Networks*                                    1,600      28,112
                                                        ---------
                                                           28,112
-----------------------------------------------------------------
NETWORKING PRODUCTS -- 2.6%
Emulex*                                           700      28,280
Extreme Networks*                               1,000      29,500
Visual Networks*                                1,000       8,750
                                                        ---------
                                                           66,530
-----------------------------------------------------------------
OPTICAL RECOGNITION EQUIPMENT -- 1.0%
Optimal Robotics*                                 700      26,600
                                                        ---------
                                                           26,600
-----------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 3.5%
Elantec Semiconductor*                          1,000      33,790
Exar*                                           1,000      19,760
Pericom Semiconductor*                            400       6,288
Simplex Solutions*                                800      18,960
Triquint Semiconductor*                           500      11,250
                                                        ---------
                                                           90,048
-----------------------------------------------------------------


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PBHG SMALL CAP GROWTH PORTFOLIO

-----------------------------------------------------------------
                                           Shares/Face     Market
Description                                  Amount         Value
-----------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.5%
Dupont Photomasks*                                500   $  24,125
LTX*                                              700      17,892
Therma-Wave*                                    1,200      22,884
                                                        ---------
                                                           64,901
-----------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 3.0%
Anaren Microwave*                                 800      16,000
Digital Lightwave*                              1,000      36,960
Stanford Microdevices*                            700      11,830
Tollgrade Communications*                         400      11,400
                                                        ---------
                                                           76,190
-----------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 0.8%
Newport                                           800      21,200
                                                        ---------
                                                           21,200
-----------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 1.5%
Metro One Telecommunications*                     600      38,922
                                                        ---------
                                                           38,922
-----------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.5%
Powerwave Technologies*                           800      11,600
RF Micro Devices*                               1,000      26,970
                                                        ---------
                                                           38,570
                                                        ---------
TOTAL TECHNOLOGY (Cost $981,781)                          980,683
                                                        ---------
TOTAL COMMON STOCK (Cost $1,991,780)                    2,050,957
                                                        ---------
-----------------------------------------------------------------
REPURCHASE AGREEMENT-- 11.1%

Morgan Stanley
  3.50%, dated 06/29/01, matures 07/02/01,
  repurchase price $284,485 (collateralized
  by U.S. Government Obligations:
  total market value $299,015) (A)          $ 284,402     284,402
                                                        ---------
TOTAL REPURCHASE AGREEMENT (COST $284,402)                284,402
                                                        ---------
TOTAL INVESTMENTS-- 91.2%  (COST $2,276,182)           $2,335,359
                                                        =========
Percentages are based on Net Assets of $2,561,671
* Non-income producing security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.


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PBHG SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)


ASSETS:
   Investment securities (Cost $1,991,780) at market value          $2,050,957
   Repurchase Agreements (Cost $284,402)                               284,402
   Cash                                                                350,000
   Receivable for investment securities sold                            13,459
   Receivable for capital shares sold                                  195,635
   Dividends and interest receivable                                     1,136
   Receivable due from Adviser                                           1,171
   Prepaid expenses                                                        512
                                                                    ----------
   Total Assets                                                      2,897,272
                                                                    ----------

LIABILITIES:
   Payable for investment securities purchased                         335,601
                                                                    ----------
   Total Liabilities                                                   335,601
                                                                    ----------
NET ASSETS:
   Paid-in-capital ($0.001 par value) based on
    257,986 outstanding shares of beneficial interest                2,524,022
   Accumulated net investment loss                                       (468)
   Accumulated net realized loss on investments                       (21,060)
   Net unrealized appreciation on investments                           59,177
                                                                    ----------
NET ASSETS                                                          $2,561,671
                                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $9.93
                                                                         =====


The accompanying notes are an integral part of the financial statements.


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PBHG SMALL CAP GROWTH PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM APRIL 30, 2001(1) THROUGH JUNE 30, 2001 (UNAUDITED)

INVESTMENT INCOME:
  Dividends ......................................................     $    15
  Interest .......................................................       2,143
                                                                     ---------
    TOTAL INVESTMENT INCOME ........................................     2,158
                                                                     ---------
EXPENSES:
  Investment Advisory Fees .......................................       1,860
  Administrative Fees ............................................         328
  Custodian Fees .................................................         504
  Professional Fees ..............................................          11
  Transfer Agent Fees ............................................       2,554
  Printing Fees ..................................................       1,247
  Directors' Fees ................................................           8
  Insurance and Other Fees .......................................         388
                                                                     ---------
       Total Expenses ............................................       6,900
                                                                     ---------
  Waiver of Investment Advisory Fees .............................      (1,860)
  Reimbursement of Other Expenses by Adviser .....................      (2,414)
                                                                     ---------
       Net Expenses ..............................................       2,626
                                                                     ---------
NET INVESTMENT LOSS ..............................................        (468)
                                                                     ---------

  NET REALIZED LOSS FROM SECURITY TRANSACTIONS ...................     (21,060)
  Net Change in Unrealized Apppreciation on Investments ..........      59,177
                                                                     ---------
  NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............      38,117
                                                                     ---------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $  37,649
                                                                     =========


(1) The PBHG Small Cap Growth Portfolio commenced operations on April 30, 2001.

The accompanying notes are an integral part of the financial statements.


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PBHG SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM APRIL 30, 20011 THROUGH JUNE 30, 2001 (UNAUDITED)

INVESTMENT ACTIVITIES:
  Net Investment Loss ............................................   $    (468)
  Net Realized Loss from Security Transactions ...................     (21,060)
  Net Change in Unrealized Appreciation on Investments ...........      59,177
                                                                     ---------
  Net Increase in Net Assets Resulting from Operations ...........      37,649
                                                                     ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ..........................................          --
  Net Realized Gains from Security Transactions ..................          --
                                                                     ---------
  Total Distributions ............................................          --
                                                                     ---------
CAPITAL SHARE TRANSACTIONS:
  Shares Issued ..................................................   4,289,360
  Shares Issued upon Reinvestment of Distributions ...............          --
  Shares Redeemed ................................................  (1,765,338)
                                                                    ----------
  Increase in Net Assets Derived from Capital Share Transactions .   2,524,022
                                                                     ---------
  Total Increase in Net Assets ...................................   2,561,671
                                                                     ---------
NET ASSETS:
  Beginning of Period ............................................          --
                                                                     ---------
  End of Period ..................................................   $2,561,671
                                                                     ==========

SHARES ISSUED AND REDEEMED:
  Shares Issued ..................................................     427,235

  Shares Issued Upon Reinvestment of Distribution.................          --
  Shares Redeemed ................................................    (169,249)
                                                                     ---------
  Net Increase in Shares Outstanding .............................     257,986
                                                                     =========

(1) The PBHG Small Cap Growth Portfolio commenced operations on April 30, 2001.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


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PBHG SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIOD FROM APRIL 30, 2001 THROUGH JUNE 30, 2001 (UNAUDITED)



                                                                                                Net
                  Net                       Realized and                                       Asset
                 Asset             Net       Unrealized     Distributions     Distributions    Value
                 Value         Investment     Gains or         from Net            from         End
               Beginning         Income        Losses         Investment         Capital        of
               of Period         (Loss)    on Securities        Income            Gains       Period
-------------------------------------------------------------------------------------------------------
2001           $   10.00           --        $  (0.07)            --               --         $ 9.93


                                                                                 Ratio
                                                                                of Net
                                                Ratio                         Investment
                                                of Net          Ratio           Income
                                              Investment      of Expenses       (Loss)
                  Net            Ratio          Income        to Average      to Average
                 Assets       of Expenses       (Loss)        Net Assets      Net Assets      Portfolio
Total             End         to Average      to Average      (Excluding      (Excluding      Turnover
Return         of Period      Net Assets      Net Assets       Waivers)        Waivers)         Rate
-------------------------------------------------------------------------------------------------------
(0.70)%+       $2,561,671        1.20%*         (0.21)%*        3.15%*          (2.16)%*       13.09%+


* Annualized.
+ Total return and portfolio turnover have not been annualized.
1 The PBHG Small Cap Growth Portfolio  commenced  operations on April
  30, 2001.

 Amounts designated as "--" are either $0 or have been rounded to $0.




The accompanying notes are an integral part of the financial statements.


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PBHG SMALL CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2001 (UNAUDITED)

1. ORGANIZATION

The PBHG Small Cap Growth Portfolio (the "Portfolio") is a series of the PBHG Insurance Series Fund, (the "Fund"), a Delaware business trust. The Fund became a Delaware business trust effective May 1, 2001 and changed its name from the PBHG Insurance Series Fund, Inc. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and seven others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communi-cations Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio") and the PBHG Mid-Cap Value Portfolio (the "Mid-Cap Value Portfolio") (collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Technology & Communications Portfolio, the Small Cap Value Portfolio, the Select Value Portfolio, the Select 20 Portfolio, or the Mid-Cap Value Portfolio, whose financial statements are presented separately. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by life insurance companies. At June 30, 2001, 29% of the outstanding shares of the Portfolio were held by Pilgrim Baxter & Associates, Ltd. (the "Adviser") and 71% of the outstanding shares of the Portfolio were held by the separate account of one participating Insurance Company.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

SECURITY VALUATION -- Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the most recent bid price. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

FEDERAL INCOME TAXES -- It is the Portfolio's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank


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PBHG SMALL CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Fund have been equally allocated to each Portfolio, except the Mid-Cap Value Portfolio and Small Cap Growth Portfolio, which commenced operations on November 30, 1998 and April 30, 2001, respectively, and are being amortized on a straight line basis over a period of sixty months from commencement of operations. In the event that any of the initial shares of each Portfolio are redeemed by any holder thereof during the period that each Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES (the "Guide"), as required on January 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the fund upon adoption of the provisions of the Guide.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES, AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. At June 30, 2001, the amount of advisory waiver and reimbursement of third party expenses by the adviser subject to possible recapture was $4,274.

PBHG Fund Services (the "Administrator"), a wholly owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

Effective May 1, 2001, the Fund has entered into a distribution agreement (the "Distribution Agreement") with PBHG Fund Distributors (the "Distributor") a wholly owned subsidiary of the Adviser. Prior to May 1, 2001, SEI Investments Distribution Co. ("SEI") a wholly owned subsidiary of SEI Investments Company, and the Fund were parties to a distribution agreement dated April 1, 1997, pursuant to which SEI served as principal underwriter for the Fund. The Distributor receives no compensation for serving in such capacity.

SEI Investments Mutual Funds Services (the "Sub-Administrator") serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator is an affiliate of the Fund's former distributor and assists the Administrator in providing administrative services to the Fund. Effective January 1, 2001, pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid the greater of $50,000 per portfolio or at the annual rate of


                                       11
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PBHG SMALL CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

The Fund has entered into an agreement with SEI Investments Management Corporation to act as an agent in placing repurchase agreements for the Fund. For providing its services to the Portfolio, SEI Investments Management Corporation received $28 for the period ended June 30, 2001.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. First Union National Bank serves as the custodian for the Fund.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.

4. INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Portfolio for the period ended June 30, 2001, amounted to $2,217,438 and $204,598, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for federal income tax purposes at June 30, 2001, amounted to $174,394 and $115,217, respectively. The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at June 30, 2001 was not materially different from amounts reported for financial reporting purposes.

5. LINE OF CREDIT

The Portfolio may borrow an amount up to its prospectus defined limitations, from a $500,000,000 committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowing at June 30, 2001, or at any time since its inception.


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                                              [LOGO] PBHG
                                                     FUNDS

                                              PBHG Insurance Series Fund
                                              P.O. Box 419229
                                              Kansas City, MO 64141-6229

                                              Investment Adviser
                                              Pilgrim Baxter & Associates, Ltd.

                                              Distributor:
                                              PBHG Fund Distributors